Hedge Accounting - Summary of Hedge Instrument of Net Investment in Foreign (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 126,549,000,000	R$ 171,439,000,000
Variation in value recognized in Other comprehensive income	(1,135,000,000)	(571,000,000)	R$ (697,000,000)
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	12,550,000,000	10,561,000,000
Variation in value recognized in Other comprehensive income	(7,300,000,000)	(5,507,000,000)
Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	12,550,000,000	10,561,000,000
Book Value, Assets	2,117,000,000	1,640,000,000
Book value, Liabilities	113,000,000	357,000,000
Variations in fair value used to calculate hedge ineffectiveness	(7,296,000,000)	(5,503,000,000)
Variation in value recognized in Other comprehensive income	(7,300,000,000)	(5,507,000,000)
Hedge ineffectiveness recognized in income	4,000,000	4,000,000
Amount reclassified from foreign currency convertion into income	0	0
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	12,550,000,000	10,561,000,000
Variation in value recognized in Other comprehensive income	(7,300,000,000)	(5,507,000,000)
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Forward [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	1,470,000,000	1,065,000,000
Book Value, Assets	1,059,000,000	1,050,000,000
Variations in fair value used to calculate hedge ineffectiveness	764,000,000	661,000,000
Variation in value recognized in Other comprehensive income	726,000,000	623,000,000
Hedge ineffectiveness recognized in income	38,000,000	38,000,000
Amount reclassified from foreign currency convertion into income	0	0
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | DDI futures [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	27,990,000,000	23,641,000,000
Book Value, Assets		49,000,000
Book value, Liabilities	113,000,000
Variations in fair value used to calculate hedge ineffectiveness	(11,394,000,000)	(7,646,000,000)
Variation in value recognized in Other comprehensive income	(11,353,000,000)	(7,605,000,000)
Hedge ineffectiveness recognized in income	(41,000,000)	(41,000,000)
Amount reclassified from foreign currency convertion into income	0	0
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Non deliverable forward contract [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	13,167,000,000	11,474,000,000
Book Value, Assets	255,000,000
Book value, Liabilities		357,000,000
Variations in fair value used to calculate hedge ineffectiveness	3,198,000,000	1,525,000,000
Variation in value recognized in Other comprehensive income	3,189,000,000	1,516,000,000
Hedge ineffectiveness recognized in income	9,000,000	9,000,000
Amount reclassified from foreign currency convertion into income	0	0
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Financial assets held for hedging[Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	803,000,000	541,000,000
Book Value, Assets	803,000,000	541,000,000
Variations in fair value used to calculate hedge ineffectiveness	136,000,000	(43,000,000)
Variation in value recognized in Other comprehensive income	138,000,000	(41,000,000)
Hedge ineffectiveness recognized in income	(2,000,000)	(2,000,000)
Amount reclassified from foreign currency convertion into income	R$ 0	R$ 0